GE INVESTMENTS FUNDS, INC.

Real Estate Securities Fund

Supplement dated July 12, 2013

To the Statutory Prospectus dated May 1, 2013

and

Summary Prospectus dated May 1, 2013

Sub-Adviser Name Change

Effective July 1, 2013, Urdang Securities Management, Inc. (“Urdang”), the sub-adviser to the GE Investments Real Estate Securities Fund, changed its name to CenterSquare Investment Management, Inc. (“CenterSquare”) and its parent company, Urdang Capital Management, Inc. (“Urdang Capital”), changed its name to CenterSquare Investment Management Holdings, Inc. (“CenterSquare Holdings”). Therefore, all references to “Urdang Securities Management, Inc.”, “Urdang”, “Urdang Capital Management, Inc.” and “Urdang Capital” in the GE Investments Funds, Inc. statutory prospectus dated May 1, 2013 (the “Prospectus”) and the GE Investments Real Estate Securities Fund summary prospectus dated May 1, 2013 (the “Summary Prospectus”) are changed accordingly.

On page 32 of the Prospectus, and on page 3 of the Summary Prospectus, the paragraph under the sub-section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following to reflect a revision to Dean Frankel’s title:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Adviser
Dean Frankel	8 years	Global Co-Head, Real Estate Securities — CenterSquare Investment Management, Inc.
Eric Rothman	6 years	Portfolio Manager — CenterSquare Investment Management, Inc.

Additionally, on page 56 of the Prospectus, under the sub-section entitled “Real Estate Securities Fund” within the section entitled “About the Sub-Advisers”, Dean Frankel’s biography is deleted in its entirety and replaced with the following:

Dean Frankel is Global Co-Head, Real Estate Securities at CenterSquare. He serves as a senior portfolio manager for U.S., North America and Global real estate securities portfolios. Mr. Frankel joined CenterSquare in 1997 and has over 16 years of real estate investment experience. Mr. Frankel is responsible for management of CenterSquare’s proprietary research process including the firm’s proprietary valuation model. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while co-managing the daily operations of CenterSquare’s real estate securities group.

This Supplement should be retained with your

Summary Prospectus and Prospectus for future reference.

GE INVESTMENTS FUNDS, INC.

Real Estate Securities Fund

Supplement dated July 12, 2013

To the Statement of Additional Information (“SAI”) dated May 1, 2013

Sub-Adviser Name Change

Effective July 1, 2013, Urdang Securities Management, Inc. (“Urdang”), the sub-adviser to the GE Investments Real Estate Securities Fund, changed its name to CenterSquare Investment Management, Inc. (“CenterSquare”) and its parent company, Urdang Capital Management, Inc. (“Urdang Capital” or “UCM”) changed its name to CenterSquare Investment Management Holdings, Inc. (“CenterSquare Holdings”). Therefore, all references to “Urdang Securities Management, Inc.”, “Urdang”, “Urdang Capital Management, Inc.”, “Urdang Capital” and “UCM” in the GE Investments Funds, Inc. SAI dated May 1, 2013 are changed accordingly.

This Supplement should be retained with your

Statement of Additional Information for future reference.